Segment, Product and Geographic Information - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment, Product and Geographic Information
Contract liabilities-current	$ 17,751	$ 49,167
Revenue that was included in contract liability balance at beginning of period	$ 32,878